GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2019
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

18.         GENERAL AND ADMINISTRATIVE EXPENSES

	For the three	For the three	For the six	For the six
	months ended	months ended	months ended	months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
	$	$	$	$
Professional, director and consulting fees	1,318,333	1,735,264	2,393,259	3,285,673
Corporate communications and media	399,722	445,273	984,550	793,042
Wages and benefits	1,231,709	652,459	2,629,210	1,034,071
Office and general	203,705	389,496	1,232,622	646,323
Travel and accommodations	188,081	122,086	243,389	197,475
Total general and administrative expenses	3,341,550	3,344,578	7,483,030	5,956,584